Equity (Details Narrative) - USD ($)																									1 Months Ended		3 Months Ended						6 Months Ended		12 Months Ended
		Apr. 20, 2023	Jan. 18, 2023	Dec. 21, 2022	Dec. 20, 2022	Sep. 19, 2022	Sep. 19, 2022	Sep. 15, 2022	Apr. 02, 2022	Mar. 02, 2022	Oct. 13, 2021	Sep. 03, 2021	Jun. 02, 2021	Jun. 02, 2021	Jun. 01, 2021	May 21, 2021	Mar. 03, 2021	Feb. 11, 2021	Jan. 21, 2021	Sep. 10, 2020	Sep. 03, 2020	Jul. 31, 2020	Apr. 16, 2020	Mar. 03, 2020	Feb. 02, 2023	Apr. 30, 2020	Dec. 31, 2022	Dec. 31, 2021		Sep. 30, 2021		Sep. 30, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Jun. 30, 2022		Jun. 30, 2021		Jun. 30, 2020	Apr. 17, 2023	Mar. 30, 2023	Mar. 09, 2023	Mar. 07, 2023	Feb. 16, 2023	Jan. 26, 2023	Sep. 30, 2022	Apr. 01, 2022	Feb. 22, 2022
Subsidiary, Sale of Stock [Line Items]
Common stock, shares authorized																											500,000,000						500,000,000		500,000,000	500,000,000		500,000,000
Common stock, par value																											$ 0.001						$ 0.001		$ 0.001	$ 0.001		$ 0.001
Common stock voting rights																																				Each holder of the Common Stock is entitled to one vote for each share of Common Stock held by such stockholder.
Exercise price of warrants										$ 100.00																	$ 25.00						$ 25.00		$ 25.00
Fair Value Adjustment of Warrants																											$ (2,571,732)	$ (8,651,922)					$ (5,022,288)	$ (20,460,522)		$ (31,468,270)		$ 1,549,924
Proceeds from issuance of common stock																																		1,362,011		$ 3,885,109
Proceeds from issuance of warrants										$ 20,925																							$ 6,566
Number of shares issued for service, shares																																		825
Share price																												$ 728						$ 728		$ 218.32
Number of shares issued for service, value																														$ 574,299				$ 574,299		$ 748,149		$ 4,024,746
Number of shares issued for stovk options exercised, shares																																				140		53
Number of shares issued for stock options exercised																														$ 40,969						$ 67,479
Stock Issued During Period, Value, New Issues																												1,539,219								3,885,109
Conversion of convertible debt																												8,243,454								$ 10,652,648
Common stock, shares issued																																				409,229		218,961
Stock Issued During Period, Value, Acquisitions																																						$ 3,802,500
Warrants and Rights Outstanding										$ 150,000
Warrant outstanding										22,500
Weighted average remaining life																																	3 years 7 months 13 days			4 years 1 month 6 days
Stock options exercisable																											7,635						7,635		7,635	10,694
Weighted average exercise price																											$ 625.06						$ 625.06		$ 625.06	$ 627.09
Stock-based compensation expense																											$ 0	$ 1,729,401					$ 921,991	2,611,773
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount																																				$ 1,074,485		$ 598,105
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition																																				3 months		7 months 6 days
Percentage of gross proceeds																																	50.00%
Percentage of offering fees																																	7.00%
Weighted average exercise price																																				$ 482.00		$ 836.99
Weighted average exercise price																																				$ 671.00		$ 496.27
Revision of Prior Period, Adjustment [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued for stovk options exercised, shares																																				140
Weighted average exercise price																																				$ 482.00
Weighted average exercise price																																				$ 671.00
Subsequent Event [Member]
Subsidiary, Sale of Stock [Line Items]
Proceeds from issuance of common stock		$ 1,097,586	$ 1,000,000
Debt Instrument, Face Amount																																													$ 2,950,010				$ 35,000,000
Share price																																											$ 1.00	$ 1.00
Common stock, shares issued																																														100
Warrants and Rights Outstanding																											$ 178,500						$ 178,500		$ 178,500
Percentage of offering fees								7.00%
Prefunded Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Proceeds from issuance of warrants																																	$ 6,566
Warrant outstanding																											112,840						112,840		112,840
Redeemed warrants																																	65,660
Warrant expire date																											Dec. 21, 2027						Dec. 21, 2027		Dec. 21, 2027
Prefunded Warrants [Member] | Subsequent Event [Member]
Subsidiary, Sale of Stock [Line Items]
Proceeds from issuance of warrants																									$ 11,284
Warrant outstanding																									112,840
2020 Equity and Incentive Plan [Member]
Subsidiary, Sale of Stock [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Authorized																				15,000							19,679						19,679		19,679
Common Stock, Capital Shares Reserved for Future Issuance																											12,044						12,044		12,044	8,574
2020 Equity and Incentive Plan [Member] | Each Year [Member]
Subsidiary, Sale of Stock [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Description																				2,340
Maximum [Member] | 2020 Equity and Incentive Plan [Member]
Subsidiary, Sale of Stock [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Authorized																																				19,679
Acquisition of Argyll [Member]
Subsidiary, Sale of Stock [Line Items]
Proceeds from Warrant Exercises																																						$ 8,000,000
Fair Value Adjustment of Warrants																																						7,480,000
Warrant liability																																						$ 2,750,076
Shares issued price per share																																						$ 800.00
Share of exercise of warrants																																						10,000
Shares issued for exercise of options and warrants, value																																						$ 15,480,000
Change in fair market value of warrant liability																																						4,729,924
Issuance of Stock and Warrants for Services or Claims																																						$ 197,627
Flip Sports Limited [Member]
Subsidiary, Sale of Stock [Line Items]
Stock Issued During Period, Shares, Acquisitions																	938				938
Stock Issued During Period, Value, Acquisitions																	$ 1,805,804				$ 411,817
Acquisition of GGC [Member]
Subsidiary, Sale of Stock [Line Items]
Stock Issued During Period, Shares, Acquisitions															8,302
Stock Issued During Period, Value, Acquisitions															$ 9,273,211
Acquisition of Helix [Member]
Subsidiary, Sale of Stock [Line Items]
Stock Issued During Period, Shares, Acquisitions															5,283
Stock Issued During Period, Value, Acquisitions															$ 5,901,133
Argyll Entertainment [Member]
Subsidiary, Sale of Stock [Line Items]
Exercise price of warrants																						$ 800.00																$ 800.00
Proceeds from Warrant Exercises																																				$ 8,000,000
Fair Value Adjustment of Warrants																																$ 3,387,218						$ 5,488,171
Proceeds from issuance of warrants																																				$ 15,480,000
Warrants to purchase share																						10,000																10,000
Argyll Entertainment [Member] | Warrants Holders [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants to purchase share																																				10,000
Securities Purchase Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, par value																		$ 0.001
Proceeds from issuance of common stock																		$ 27,340,000
Proceeds from issuance or sale of equity																		$ 30,000,000
Common stock, shares issued																		20,000
Shares issued price per share																		$ 1,500.00
Argyll Purchase Agreement [Member] | LHE Enterprises Limited [Member]
Subsidiary, Sale of Stock [Line Items]
Stock Issued During Period, Shares, Acquisitions																						6,500
Stock Issued During Period, Value, Acquisitions																						$ 3,802,500
March 2022 Offering [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued										150,000
Stock price per share										$ 100.00
Exercise price of warrants									$ 1.00	$ 100.00
Warrants to purchase share										150,000
March 2022 Offering [Member] | Revision of Prior Period, Adjustment [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued										150,000
Stock price per share										$ 100.00
April Offering [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued																							19,800
April 2020 Offering [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued																							19,800
Exercise price of warrants																							$ 425
Conversion of convertible debt																							$ 4,138,585
Shares issued price per share																							$ 425
Warrants to purchase share																							39,600
Senior Convertible Note [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, par value																																				$ 423.57
Debt Instrument, Face Amount													$ 35,000,000	$ 35,000,000													$ 1,500,000						$ 1,500,000		$ 1,500,000
Conversion of convertible debt																																				$ 10,652,648
Issuance of common stock, shares																																				25,145
Warrants and Rights Outstanding													$ 26,680,000	$ 26,680,000
Debt conversion, amount																																		$ 8,243,454
Debt conversion, shares																																		17,018
Debt conversion, per share													$ 1,750.00	$ 1,750.00													$ 1,750.00	$ 484					$ 1,750.00	$ 484	$ 1,750.00
Senior Convertible Note [Member] | Subsequent Event [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, shares issued		2,242,143																																							2,242,143	2,242,143
Senior Convertible Note [Member] | Maximum [Member]
Subsidiary, Sale of Stock [Line Items]
Issuance of common stock under the ATM, net of issuance costs, shares																																	147,589			160,315
Debt conversion, amount											$ 7,500,000
Share-Based Payment Arrangement, Option [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued for stovk options exercised, shares																																		140
Number of shares issued for stock options exercised																																		$ 67,479
Weighted average exercise price																																		$ 482
Equity Option [Member] | Weighted Average [Member]
Subsidiary, Sale of Stock [Line Items]
Exercise price of warrants																																						$ 836.99
Proceeds from issuance of common stock																																						$ 44,637
Share of exercise of warrants																																						53
Series A Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Number of warrants issued														20,000
Series B Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Exercise price of warrants													1,750.00	$ 1,750.00
Number of warrants issued														20,000
Stock Options [Member]
Subsidiary, Sale of Stock [Line Items]
Stock-based compensation expense																																								$ 927,855
Stock Options [Member] | General and Administrative Expense [Member]
Subsidiary, Sale of Stock [Line Items]
Stock-based compensation expense																																				$ 5,165,653		$ 4,129,726
Stock Options [Member] | 2020 Equity and Incentive Plan [Member]
Subsidiary, Sale of Stock [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Authorized																				15,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Description																				Each year on January 1, for a period of up to nine years, the maximum number of shares authorized for issuance under the 2020 Plan is automatically increased by
Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Share price																																				$ 224.84
Number of shares issued for service, value																																				$ 748,149
Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued for service, shares																												40	[1]	785	[1]					3,325	[2]	6,027	[2]	1,175
Number of shares issued for service, value																														$ 1						$ 3		$ 6
Number of shares issued for stovk options exercised, shares																														85	[1]							140	[2]
Number of shares issued for stock options exercised
Issuance of common stock under the ATM, net of issuance costs, shares																												3,758	[1]							11,658	[2]
Stock Issued During Period, Value, New Issues																												$ 4								$ 12
Conversion of convertible debt																												$ 17								$ 25
Issuance of common stock, shares																												17,018	[1]							25,145	[2]
Stock Issued During Period, Shares, Acquisitions	[2]																																					6,500
Stock Issued During Period, Value, Acquisitions																																						$ 7
Common Stock [Member] | Management [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued for service, shares																																								13
Common Stock [Member] | Employees [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued for service, shares																																								170
Common Stock [Member] | Consultants [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued for service, shares																																								992
Common Stock [Member] | Weighted Average [Member]
Subsidiary, Sale of Stock [Line Items]
Exercise price of warrants																																						$ 667.79
Number of shares issued for service, shares																																						6,027
Number of shares issued for service, value																																						$ 4,024,746
Common Stock [Member] | Flip Sports Limited [Member]
Subsidiary, Sale of Stock [Line Items]
Stock Issued During Period, Shares, Acquisitions																					938			938														1,876
Stock Issued During Period, Value, Acquisitions																					$ 411,817			$ 1,805,804														$ 2,217,621
Common Stock [Member] | Acquisition of EGL [Member]
Subsidiary, Sale of Stock [Line Items]
Stock Issued During Period, Shares, Acquisitions																631			2,925
Stock Issued During Period, Value, Acquisitions																$ 597,650			$ 2,193,833
Common Stock [Member] | April 2020 Offering [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued																							12,172
Common Stock [Member] | Senior Convertible Note [Member] | Maximum [Member]
Subsidiary, Sale of Stock [Line Items]
Issuance of common stock under the ATM, net of issuance costs, shares											2,000
Common Stock [Member] | Share-Based Payment Arrangement, Option [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, par value																																				$ 481.95
Number of shares issued for stovk options exercised, shares																																				140
Number of shares issued for stock options exercised																																				$ 67,479
Common Stock [Member] | Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Exercise price of warrants																																						$ 485.86
Proceeds from Warrant Exercises																																						$ 8,000,000
Proceeds from issuance of common stock																																						$ 26,737,849
Share of exercise of warrants																																						55,032
Unit A and B warrant [Member] | Warrants Holders [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, par value																							$ 425.00
Common stock, shares issued																							39,600
Unit A and B warrant [Member] | April 2020 Offering [Member]
Subsidiary, Sale of Stock [Line Items]
Exercise price of warrants																							$ 1.00
Unit A Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Warrant outstanding																																				11,367
Warrant expire date																							Apr. 14, 2025
Unit A Warrant [Member] | Underwriter [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, par value																							$ 1.00
Common stock, shares issued																							2,094
Unit A Warrant [Member] | April 2020 Offering [Member]
Subsidiary, Sale of Stock [Line Items]
Conversion of convertible debt																																	$ 406
Warrant outstanding																																															11,368
Warrants to purchase share																							2,094
Unit B Warrant [Member] | Underwriter [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, shares issued																							2,094
Unit B Warrant [Member] | April 2020 Offering [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants to purchase share																							2,094
Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Stock Issued During Period, Shares, Acquisitions																																	300,000
Warrant [Member] | April 2020 Offering [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued																							24,345
Series A Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Exercise price of warrants													$ 1,750.00	$ 1,750.00																						$ 1,750.00
Warrants and Rights Outstanding																											$ 16,486						$ 16,486		$ 16,486	$ 117,340		$ 13,600,000
Warrant outstanding													20,000	20,000
Warrants to purchase share													20,000	20,000																						20,000
Warrant expire date													Jun. 02, 2025	Jun. 02, 2025
Series A Warrants [Member] | Senior Convertible Note [Member]
Subsidiary, Sale of Stock [Line Items]
Issuance of common stock under the ATM, net of issuance costs, shares													20,000
Series B Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Exercise price of warrants													$ 1,750.00	$ 1,750.00																						$ 1,750.00
Warrants and Rights Outstanding																											$ 291						$ 291		$ 291	$ 5,390		$ 9,900,000
Warrant outstanding													20,000	20,000
Warrants to purchase share													20,000	20,000																						20,000
Warrant expire date													Jun. 02, 2023	Jun. 02, 2023
Series B Warrants [Member] | Senior Convertible Note [Member]
Subsidiary, Sale of Stock [Line Items]
Issuance of common stock under the ATM, net of issuance costs, shares													20,000
Series A and Series B Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Exercise price of warrants													$ 1,750.00	$ 1,750.00
March 2022 Offering [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued										150,000																										150,000
Stock price per share										$ 100.00																										$ 100.00
Exercise price of warrants										100.00																										$ 100.00
Proceeds from Warrant Exercises																																				$ 15,020,925
Fair Value Adjustment of Warrants																																				3,449,925
Offering gross proceeds net																																				13,625,925
Proceeds from issuance of common stock																																				1,395,000
Proceeds from issuance of warrants																																				9,553,500
Warrant liability																																				607,500
Debt Instrument, Face Amount																																				$ 35,000,000
Share price										$ 100.00
Proceeds from issuance or sale of equity										$ 13,605,000
Warrants to purchase share										150,000																	172,500						172,500		172,500
March 2022 Offering [Member] | Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued										22,500
At- the Marketing Offering Program [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, par value																																				$ 343.56
Proceeds from issuance of common stock																																				$ 3,885,109
Issuance of common stock under the ATM, net of issuance costs, shares																																				11,658
Stock Issued During Period, Value, New Issues																																				$ 4,005,267
ATM Equity Offering Program [Member] | Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued																																				11,658
ATM Equity Offering Program [Member] | Common Stock [Member] | Maximum [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of Stock, Consideration Received on Transaction												$ 20,000,000
ATM Equity Offering Program [Member] | Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued																											0						0			11,658
Proceeds from issuance or sale of equity																																				$ 4,005,267
ATM Equity Offering Program [Member] | Common Stock [Member] | Maximum [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of Stock, Consideration Received on Transaction												$ 20,000,000
ATM Offering [Member]
Subsidiary, Sale of Stock [Line Items]
Proceeds from issuance or sale of equity																																				$ 4,005,267
Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Exercise price of warrants										$ 1.00																	$ 100.00						$ 100.00		$ 100.00													$ 100.00
Proceeds from issuance of warrants																																	$ 36,000
Stock Issued During Period, Value, New Issues																																			$ 15,900,000
Shares issued price per share																											1.00						$ 1.00		$ 1.00
Warrants to purchase share																																																22,500
Over-Allotment Option [Member] | Subsequent Event [Member]
Subsidiary, Sale of Stock [Line Items]
Exercise price of warrants								$ 25.00
Proceeds from issuance of warrants								$ 36,000
Number of shares issued for stovk options exercised, shares								36,000
Weighted average exercise price								$ 1.00
Over-Allotment Option [Member] | March 2022 Offering [Member]
Subsidiary, Sale of Stock [Line Items]
Proceeds from issuance of warrants									$ 20,925
Warrants to purchase share									22,500
Over-Allotment Option [Member] | September 2022 Offering [Member]
Subsidiary, Sale of Stock [Line Items]
Warrant outstanding						36,000	36,000
Warrant expire date						Sep. 19, 2027	Sep. 19, 2027
Over-Allotment Option [Member] | March 2022 Offering [Member]
Subsidiary, Sale of Stock [Line Items]
Warrant expire date										Mar. 02, 2027
April 2020 Offering [Member]
Subsidiary, Sale of Stock [Line Items]
Conversion of convertible debt																										$ 4,138,585
Shares issued price per share																										$ 425.00
Warrant outstanding																																				406
April 2020 Offering [Member] | Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued																										12,172
April 2020 Offering [Member] | Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued																										24,345
September 2022 Offering [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued						300,000																											300,000
Stock price per share						$ 25.00	$ 25.00																				25.00						$ 25.00		25.00
Exercise price of warrants						$ 25.00	$ 25.00																				$ 25.00						$ 25.00		$ 25.00
Proceeds from Warrant Exercises																																	$ 7,536,000
Proceeds from issuance of warrants							$ 36,000																										$ 5,286,288
Issuance of common stock under the ATM, net of issuance costs, shares																																	20,500
Proceeds from issuance or sale of equity																																	$ 2,000,000
Warrants to purchase share						300,000	300,000																				336,000						336,000		336,000
Proceeds from IPO																																	$ 1,568,130
Proceeds from Issuance Initial Public Offering																																	6,854,418
Payments of Stock Issuance Costs																																	681,582
General working capital																											$ 2,778,427
General working capital included equity																																	$ 2,265,928
Percentage of gross proceeds																																	50.00%
Percentage of offering fees																																	7.00%
Underwriting discounts																																	$ 5,125
September 2022 Offering [Member] | Subsequent Event [Member]
Subsidiary, Sale of Stock [Line Items]
Issuance of common stock under the ATM, net of issuance costs, shares								20,500
September 2022 Offering [Member] | Senior Convertible Note [Member]
Subsidiary, Sale of Stock [Line Items]
Debt Instrument, Face Amount																											$ 32,221,573						$ 32,221,573		$ 32,221,573
September 2022 Offering [Member] | Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Share price						$ 1.00	$ 1.00
Issuance of common stock under the ATM, net of issuance costs, shares																																	20,500
December 2022 Offering [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued				70,650
Exercise price of warrants				$ 9.37
Proceeds from issuance of warrants																																	$ 6,566
Warrants to purchase share				178,500
Proceeds from IPO				$ 2,316,686
Proceeds from Issuance Initial Public Offering				2,316,686
Payments of Stock Issuance Costs				$ 170,001
Warrant prepaid per share				$ 0.10
Net proceeds from issuance initial public offering				$ 2,146,685
Remitted amount				$ 1,073,343
Redeemed warrants																																	65,660
At The Market Equity Offering Program [Member]
Subsidiary, Sale of Stock [Line Items]
Proceeds from issuance of common stock																																		$ 1,586,824
Issuance of common stock under the ATM, net of issuance costs, shares																																		3,758
Net proceeds from issuance of common stock																																		$ 1,539,219
Weighted average exercise price																																		$ 422
Registered Direct Offering [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued				70,650
Exercise price of warrants				$ 9.37
Warrants to purchase share				178,500
Sale of stock percentage of ownership				4.99%	9.99%																														9.99%
Registered Direct Offering [Member] | Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Shares issued price per share				$ 0.10

[1]	Retrospectively restated for effect of stock split.
[2]	Retrospectively restated for effect of stock split.